Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	13,307	11,109
Machinery and equipment	6,406	5,519
Office furniture and equipment	758	798
Computer equipment and software	4,310	3,748
Automobiles	87	87
Leasehold improvements	353	490
	26,084	22,614

Less accumulated depreciation	10,581	8,889

	15,503	13,725